Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
CORPORATE BONDS — 94 .0%
Aerospace & Defense — 2 .7%
$ 90,000
Boeing Co. (The) , 3.825% , 3/1/59 ...... $ 58,416
110,000
Boeing Co. (The) , 3.900% , 5/1/49 ...... 78,452
170,000
Boeing Co. (The) , 5.705% , 5/1/40 ...... 159,216
90,000
L3Harris Technologies, Inc. , 4.854% ,
4/27/35 ....................... 88,815
150,000
Lockheed Martin Corp. , 4.150% , 6/15/53 . 141,152
160,000
Raytheon Technologies Corp. , 2.820% ,
9/1/51 ........................ 115,348
90,000
Raytheon Technologies Corp. , 4.450% ,
11/16/38 ....................... 86,211
727,610
Airlines — 0 .1%
39,000
American Airlines, Inc./AAdvantage
Loyalty IP, Ltd. , 5.500% , 4/20/26 (a) ... 35,833
Apparel — 0 .3%
90,000
NIKE, Inc. , 3.375% , 3/27/50 .......... 77,075
Automobiles — 1 .0%
90,000
Ford Motor Co. , 5.291% , 12/8/46 ...... 69,021
80,000
General Motors Co. , 5.150% , 4/1/38 .... 70,030
80,000
General Motors Co. , 5.200% , 4/1/45 .... 67,483
60,000
General Motors Co. , 6.750% , 4/1/46 .... 60,454
266,988
Banks — 8 .7%
90,000
Bank of America Corp. , 2.482% , (5-Year
Treasury Constant Maturity plus 1.20%) ,
9/21/36 (b) ..................... 69,998
70,000
Bank of America Corp. , 4.244% , (LIBOR
USD 3-Month plus 1.81%) , 4/24/38 (c) . 64,369
100,000
Bank of America Corp. , 6.110% , 1/29/37 . 107,939
255,000
Bank of America Corp. , MTN , 2.676% ,
(SOFR plus 1.93%) , 6/19/41 (c) ...... 184,391
140,000
Bank of America Corp. , MTN , 4.330% ,
(LIBOR USD 3-Month plus 1.52%) ,
3/15/50 (c) ..................... 126,517
70,000
Citigroup, Inc. , 3.878% , (LIBOR USD
3-Month plus 1.17%) , 1/24/39 (c) ..... 60,764
60,000
Citigroup, Inc. , 5.316% , (SOFR plus
4.55%) , 3/26/41 (c) ............... 60,476
90,000
Citigroup, Inc. , 5.875% , 1/30/42 ....... 96,022
21,000
Citigroup, Inc. , Series U , 5.000% , (SOFR
plus 3.81%) (c) (d) ................ 18,480
50,000
Fifth Third Bancorp , 8.250% , 3/1/38 .... 64,332
130,000
Goldman Sachs Group, Inc. (The) , 2.908% ,
(SOFR plus 1.47%) , 7/21/42 (c) ...... 95,405
170,000
Goldman Sachs Group, Inc. (The) , 6.750% ,
10/1/37 ....................... 188,909
250,000
JPMorgan Chase & Co. , 3.109% , (SOFR
plus 2.46%) , 4/22/41 (c) ............ 194,734
150,000
JPMorgan Chase & Co. , 3.882% , (LIBOR
USD 3-Month plus 1.36%) , 7/24/38 (c) . 132,807
100,000
JPMorgan Chase & Co. , 4.260% , (LIBOR
USD 3-Month plus 1.58%) , 2/22/48 (c) . 89,709
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 90,000
Morgan Stanley , 2.484% , (SOFR plus
1.36%) , 9/16/36 (c) ............... $ 69,395
110,000
Morgan Stanley , 3.217% , (SOFR plus
1.49%) , 4/22/42 (c) ............... 87,003
90,000
Morgan Stanley , 3.971% , (LIBOR USD
3-Month plus 1.46%) , 7/22/38 (c) ..... 80,852
135,000
PNC Financial Services Group, Inc.
(The) , Series O , 4.964% , (LIBOR USD
3-Month plus 3.68%) (b) (d) ......... 129,938
220,000
Wells Fargo & Co. , 5.375% , 11/2/43 .... 216,442
100,000
Wells Fargo & Co. , MTN , 5.013% , (SOFR
plus 4.50%) , 4/4/51 (c) ............. 98,683
90,000
Westpac Banking Corp. , 2.963% , 11/16/40 65,432
2,302,597
Beverages — 3 .0%
160,000
Anheuser-Busch Cos., LLC/Anheuser-
Busch InBev Worldwide, Inc. , 4.700% ,
2/1/36 ........................ 153,816
300,000
Anheuser-Busch Cos., LLC/Anheuser-
Busch InBev Worldwide, Inc. , 4.900% ,
2/1/46 ........................ 283,557
150,000
Anheuser-Busch InBev Worldwide, Inc. ,
4.600% , 6/1/60 .................. 132,031
100,000
Bacardi, Ltd. , 5.300% , 5/15/48 (a) ...... 94,573
165,000
Coca-Cola Co. (The) , 2.600% , 6/1/50 ... 123,800
787,777
Capital Goods — 0 .5%
70,000
Caterpillar, Inc. , 3.803% , 8/15/42 ...... 64,072
90,000
Packaging Corp. of America , 3.050% ,
10/1/51 ....................... 63,200
127,272
Chemicals — 1 .4%
80,000
Dow Chemical Co. (The) , 4.375% ,
11/15/42 ....................... 70,809
80,000
DuPont de Nemours, Inc. , 5.319% ,
11/15/38 ....................... 79,511
100,000
Ecolab, Inc. , 2.750% , 8/18/55 ......... 70,196
90,000
LYB International Finance III, LLC ,
4.200% , 5/1/50 .................. 73,589
100,000
Westlake Corp. , 3.375% , 8/15/61 ....... 67,862
361,967
Commercial Services & Supplies — 1 .0%
15,000
Polar Tankers, Inc. , 5.951% , 5/10/37 (a) .. 15,831
165,000
Republic Services, Inc. , 2.375% , 3/15/33 . 135,266
70,000
Verisk Analytics, Inc. , 3.625% , 5/15/50 .. 54,890
90,000
Waste Connections, Inc. , 2.950% , 1/15/52 65,023
271,010
Construction Materials — 0 .7%
80,000
Carrier Global Corp. , 3.577% , 4/5/50 .... 60,943
70,000
Martin Marietta Materials, Inc. , 4.250% ,
12/15/47 ....................... 58,774

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Construction Materials — (continued)
$ 70,000
Vulcan Materials Co. , 4.500% , 6/15/47 .. $ 62,601
182,318
Diversified Financial Services — 2 .5%
150,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust , 3.850% , 10/29/41 108,585
70,000
American Express Co. , 4.050% , 12/3/42 . 64,198
60,000
Blackstone Holdings Finance Co., LLC ,
6.250% , 8/15/42 (a) ............... 66,813
80,000
Blue Owl Finance, LLC , 4.125% ,
10/7/51 (a) ..................... 53,290
80,000
Charles Schwab Corp. (The) , Series H ,
4.000% , (10-Year Treasury Constant
Maturity plus 3.08%) (b) (d) ......... 61,121
75,000
CSL Finance PLC , 4.750% , 4/27/52 (a) ... 72,133
110,000
Intercontinental Exchange, Inc. , 4.250% ,
9/21/48 ....................... 98,443
60,000
Jefferies Group, LLC , 6.500% , 1/20/43 .. 59,564
70,000
Visa, Inc. , 4.300% , 12/14/45 .......... 69,528
653,675
Diversified Telecommunication Services — 1 .9%
100,000
America Movil SAB de CV , 6.125% ,
3/30/40 ....................... 111,003
88,000
AT&T, Inc. , 2.550% , 12/1/33 .......... 71,620
100,000
T-Mobile USA, Inc. , 3.600% , 11/15/60 .. 73,209
120,000
T-Mobile USA, Inc. , 4.375% , 4/15/40 ... 107,685
80,000
Vodafone Group PLC , 4.250% , 9/17/50 .. 67,282
80,000
Vodafone Group PLC , 5.000% , 5/30/38 .. 76,957
507,756
Electric Utilities — 12 .0%
80,000
AEP Transmission Co., LLC , Series M ,
3.650% , 4/1/50 .................. 66,496
90,000
Appalachian Power Co. , Series L , 5.800% ,
10/1/35 ....................... 94,302
40,000
Avista Corp. , 4.000% , 4/1/52 .......... 36,233
75,000
Berkshire Hathaway Energy Co. , 4.600% ,
5/1/53 (a) ...................... 72,434
70,000
CenterPoint Energy Houston Electric, LLC ,
Series AC , 4.250% , 2/1/49 .......... 66,426
140,000
CenterPoint Energy Houston Electric, LLC ,
Series AD , 2.900% , 7/1/50 .......... 105,514
90,000
CMS Energy Corp. , 3.750% , (5-Year
Treasury Constant Maturity plus 2.90%) ,
12/1/50 (b) ..................... 68,799
70,000
CMS Energy Corp. , 4.700% , 3/31/43 .... 63,273
60,000
Commonwealth Edison Co. , 5.900% ,
3/15/36 ....................... 67,382
70,000
Connecticut Light & Power Co. (The) ,
4.000% , 4/1/48 .................. 63,685
120,000
Consolidated Edison Co. of New York, Inc. ,
4.450% , 3/15/44 ................. 110,255
60,000
Dominion Energy South Carolina, Inc. ,
5.100% , 6/1/65 .................. 60,048
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Electric Utilities — (continued)
$ 90,000
Dominion Energy South Carolina, Inc. ,
5.300% , 5/15/33 ................. $ 96,415
90,000
Dominion Energy, Inc. , Series B , 3.300% ,
4/15/41 ....................... 70,965
80,000
DTE Electric Co. , 3.750% , 8/15/47 ..... 70,172
95,000
DTE Electric Co. , Series B , 3.650% , 3/1/52 82,420
80,000
Duke Energy Carolinas, LLC , 6.100% ,
6/1/37 ........................ 88,285
60,000
Duke Energy Florida, LLC , 6.350% ,
9/15/37 ....................... 68,539
150,000
Duke Energy Indiana, LLC , 3.750% ,
5/15/46 ....................... 127,795
80,000
Duke Energy Ohio, Inc. , 3.700% , 6/15/46 67,485
90,000
Duke Energy Progress, LLC , 2.900% ,
8/15/51 ....................... 66,832
130,000
Entergy Texas, Inc. , 3.550% , 9/30/49 .... 104,305
70,000
Exelon Corp. , 4.450% , 4/15/46 ........ 64,020
70,000
Exelon Corp. , 5.100% , 6/15/45 ........ 69,139
80,000
Florida Power & Light Co. , 4.125% , 2/1/42 75,597
45,000
Florida Power & Light Co. , 5.850% , 5/1/37 49,403
70,000
Massachusetts Electric Co. , 5.900% ,
11/15/39 (a) ..................... 74,717
90,000
MidAmerican Energy Co. , 2.700% , 8/1/52 65,076
70,000
MidAmerican Energy Co. , 4.800% , 9/15/43 69,733
40,000
Northern States Power Co. , 4.500% , 6/1/52 39,652
190,000
PECO Energy Co. , 2.850% , 9/15/51 .... 140,166
100,000
Public Service Electric & Gas Co. , MTN ,
5.375% , 11/1/39 ................. 103,949
90,000
Puget Sound Energy, Inc. , 2.893% , 9/15/51 66,373
60,000
Puget Sound Energy, Inc. , 5.638% , 4/15/41 63,579
115,000
San Diego Gas & Electric Co. , Series TTT ,
4.100% , 6/15/49 ................. 102,458
55,000
San Diego Gas & Electric Co. , Series UUU ,
3.320% , 4/15/50 ................. 43,188
130,000
Sempra Energy , 3.800% , 2/1/38 ........ 110,199
80,000
Southern Co. (The) , 4.400% , 7/1/46 ..... 69,983
90,000
Union Electric Co. , 3.250% , 10/1/49 .... 70,478
110,000
Virginia Electric & Power Co. , 4.000% ,
1/15/43 ....................... 96,714
110,000
Xcel Energy, Inc. , 3.500% , 12/1/49 ..... 87,641
3,180,125
Electrical Equipment — 0 .7%
200,000
GE Capital International Funding Co.
Unlimited Co. , 4.418% , 11/15/35 ..... 187,596
Energy Equipment & Services — 5 .7%
100,000
Cheniere Corpus Christi Holdings, LLC ,
2.742% , 12/31/39 ................ 79,284
75,000
Eastern Gas Transmission & Storage, Inc. ,
4.800% , 11/1/43 (a) ............... 70,475
170,000
Energy Transfer L.P. , 5.000% , 5/15/44 ... 142,666
32,000
Energy Transfer L.P. , 5.000% , 5/15/50 ... 27,387
90,000
Energy Transfer L.P. , 5.350% , 5/15/45 ... 78,728
80,000
Energy Transfer L.P. , 7.500% , 7/1/38 .... 85,997

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Energy Equipment & Services — (continued)
$ 120,000
Enterprise Products Operating, LLC ,
3.300% , 2/15/53 ................. $ 87,980
110,000
Enterprise Products Operating, LLC ,
5.950% , 2/1/41 .................. 114,254
80,000
Enterprise Products Operating, LLC ,
6.125% , 10/15/39 ................ 84,889
70,000
Kinder Morgan Energy Partners L.P. ,
5.625% , 9/1/41 .................. 65,414
90,000
Kinder Morgan, Inc. , 3.600% , 2/15/51 ... 66,700
70,000
Kinder Morgan, Inc. , 5.550% , 6/1/45 .... 66,201
70,000
MPLX L.P. , 5.200% , 12/1/47 .......... 63,232
80,000
ONEOK, Inc. , 4.950% , 7/13/47 ........ 68,552
100,000
Plains All American Pipeline L.P./PAA
Finance Corp. , 4.700% , 6/15/44 ...... 79,727
80,000
Spectra Energy Partners L.P. , 4.500% ,
3/15/45 ....................... 69,961
120,000
TransCanada PipeLines, Ltd. , 4.625% ,
3/1/34 ........................ 115,502
70,000
Williams Cos., Inc. (The) , 5.100% , 9/15/45 65,526
70,000
Williams Cos., Inc. (The) , 6.300% , 4/15/40 74,375
1,506,850
Entertainment — 0 .4%
105,000
Magallanes, Inc. , 5.050% , 3/15/42 (a) .... 89,672
37,000
Mattel, Inc. , 5.450% , 11/1/41 ......... 32,656
122,328
Equity Real Estate Investment Trusts (REITS)
— 2 .3%
90,000
Alexandria Real Estate Equities, Inc. ,
1.875% , 2/1/33 .................. 67,891
50,000
Alexandria Real Estate Equities, Inc. ,
3.000% , 5/18/51 ................. 33,821
50,000
American Homes 4 Rent L.P. , 4.300% ,
4/15/52 ....................... 40,503
157,000
American Tower Trust , 3.652% , 3/23/28 (a) 155,233
70,000
Kimco Realty Corp. , 4.250% , 4/1/45 .... 58,882
30,000
Mid-America Apartments L.P. , 2.875% ,
9/15/51 ....................... 20,956
80,000
National Retail Properties, Inc. , 3.500% ,
4/15/51 ....................... 60,214
80,000
Simon Property Group L.P. , 3.250% ,
9/13/49 ....................... 58,434
80,000
UDR, Inc. , 3.100% , 11/1/34 .......... 65,811
50,000
Weyerhaeuser Co. , 3.375% , 3/9/33 ...... 43,725
605,470
Food & Staples Retailing — 1 .4%
70,000
Hershey Co. (The) , 3.125% , 11/15/49 ... 55,875
80,000
Hormel Foods Corp. , 3.050% , 6/3/51 .... 62,051
75,000
Kraft Heinz Foods Co. , 4.875% , 10/1/49 . 66,634
60,000
Kraft Heinz Foods Co. , 6.875% , 1/26/39 . 66,181
150,000
Nestle Holdings, Inc. , 2.500% , 9/14/41 (a) 114,947
365,688
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Health Care Providers & Services — 9 .0%
$ 60,000
AbbVie, Inc. , 4.050% , 11/21/39 ........ $ 53,746
150,000
AbbVie, Inc. , 4.250% , 11/21/49 ........ 133,693
60,000
AbbVie, Inc. , 4.400% , 11/6/42 ........ 54,794
60,000
AbbVie, Inc. , 4.450% , 5/14/46 ........ 54,776
140,000
AbbVie, Inc. , 4.500% , 5/14/35 ........ 136,339
70,000
Aetna, Inc. , 4.500% , 5/15/42 .......... 62,875
100,000
Amgen, Inc. , 2.770% , 9/1/53 .......... 67,979
165,000
Amgen, Inc. , 2.800% , 8/15/41 ......... 122,912
60,000
Baxalta, Inc. , 5.250% , 6/23/45 ......... 60,178
145,000
Bristol-Myers Squibb Co. , 2.350% ,
11/13/40 ....................... 107,840
150,000
Bristol-Myers Squibb Co. , 2.550% ,
11/13/50 ....................... 106,924
110,000
Bristol-Myers Squibb Co. , 4.250% ,
10/26/49 ....................... 103,973
70,000
Cigna Corp. , 4.800% , 8/15/38 ......... 68,400
95,000
CVS Health Corp. , 2.700% , 8/21/40 .... 68,803
130,000
CVS Health Corp. , 4.250% , 4/1/50 ..... 112,889
100,000
CVS Health Corp. , 4.780% , 3/25/38 .... 94,956
130,000
CVS Health Corp. , 5.125% , 7/20/45 .... 125,842
110,000
Elevance Health, Inc. , 4.375% , 12/1/47 .. 101,863
150,000
HCA, Inc. , 3.500% , 7/15/51 .......... 104,227
200,000
Roche Holdings, Inc. , 2.607% , 12/13/51 (a) 146,338
130,000
UnitedHealth Group, Inc. , 3.500% , 8/15/39 113,873
140,000
UnitedHealth Group, Inc. , 3.875% , 8/15/59 121,527
100,000
Viatris, Inc. , 3.850% , 6/22/40 ......... 71,141
80,000
Viatris, Inc. , 4.000% , 6/22/50 ......... 53,567
60,000
Wyeth, LLC , 5.950% , 4/1/37 .......... 69,483
70,000
Zoetis, Inc. , 4.700% , 2/1/43 .......... 67,319
2,386,257
Insurance — 5 .9%
130,000
Athene Holding, Ltd. , 3.950% , 5/25/51 .. 97,321
55,000
Berkshire Hathaway Finance Corp. ,
3.850% , 3/15/52 ................. 47,435
70,000
Berkshire Hathaway Finance Corp. ,
4.200% , 8/15/48 ................. 64,361
80,000
Brighthouse Financial, Inc. , 4.700% ,
6/22/47 ....................... 64,027
60,000
Carlyle Holdings II Finance, LLC , 5.625% ,
3/30/43 (a) ..................... 57,300
80,000
Chubb INA Holdings, Inc. , 3.050% ,
12/15/61 ....................... 57,592
34,000
Corebridge Financial, Inc. , 4.400% ,
4/5/52 (a) ...................... 28,524
80,000
Enstar Finance, LLC , 5.500% , (5-Year
Treasury Constant Maturity plus 4.01%) ,
1/15/42 (b) ..................... 65,379
47,000
Enstar Group, Ltd. , 3.100% , 9/1/31 ..... 37,583
90,000
Fidelity National Financial, Inc. , 3.200% ,
9/17/51 ....................... 57,049
80,000
Global Atlantic Fin Co. , 4.700% , (5-Year
Treasury Constant Maturity plus 3.80%) ,
10/15/51 (a) (b) .................. 64,208

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Insurance — (continued)
$ 70,000
Guardian Life Insurance Co. of America
(The) , 4.875% , 6/19/64 (a) .......... $ 66,259
70,000
KKR Group Finance Co. III, LLC , 5.125% ,
6/1/44 (a) ...................... 67,127
80,000
Liberty Mutual Group, Inc. , 3.950% ,
5/15/60 (a) ..................... 57,894
100,000
Nationwide Mutual Insurance Co. , 4.350% ,
4/30/50 (a) ..................... 84,709
70,000
New York Life Insurance Co. , 4.450% ,
5/15/69 (a) ..................... 60,390
60,000
New York Life Insurance Co. , 6.750% ,
11/15/39 (a) ..................... 70,557
80,000
Northwestern Mutual Life Insurance Co.
(The) , 3.450% , 3/30/51 (a) .......... 61,386
80,000
Pacific LifeCorp , 3.350% , 9/15/50 (a) .... 60,364
70,000
Progressive Corp. (The) , 3.950% , 3/26/50 61,934
80,000
Prudential Financial, Inc. , 3.700% , (5-Year
Treasury Constant Maturity plus 3.04%) ,
10/1/50 (b) ..................... 66,964
36,000
SBL Holdings, Inc. , 5.000% , 2/18/31 (a) .. 30,050
70,000
Securian Financial Group, Inc. , 4.800% ,
4/15/48 (a) ..................... 62,685
80,000
Travelers Cos., Inc. (The) , 3.050% , 6/8/51 61,261
70,000
Voya Financial, Inc. , 4.800% , 6/15/46 ... 65,506
90,000
W R Berkley Corp. , 3.150% , 9/30/61 .... 59,310
1,577,175
Internet & Direct Marketing Retail — 1 .2%
175,000
Amazon.com, Inc. , 2.500% , 6/3/50 ..... 124,376
150,000
Amazon.com, Inc. , 2.700% , 6/3/60 ..... 102,457
90,000
Amazon.com, Inc. , 4.800% , 12/5/34 .... 94,557
321,390
IT Services — 0 .2%
70,000
Fiserv, Inc. , 4.400% , 7/1/49 ........... 60,528
Machinery — 0 .3%
80,000
Deere & Co. , 3.900% , 6/9/42 ......... 75,497
Media — 6 .5%
110,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital , 3.950% , 6/30/62 ........... 73,969
190,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital , 4.400% , 12/1/61 ........... 137,519
140,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital , 6.484% , 10/23/45 .......... 136,432
41,000
Comcast Corp. , 1.950% , 1/15/31 ....... 34,198
130,000
Comcast Corp. , 2.800% , 1/15/51 ....... 92,647
170,000
Comcast Corp. , 2.987% , 11/1/63 ....... 116,547
110,000
Comcast Corp. , 3.250% , 11/1/39 ....... 90,837
100,000
Comcast Corp. , 3.400% , 7/15/46 ....... 80,389
110,000
Comcast Corp. , 4.200% , 8/15/34 ....... 106,078
80,000
Comcast Corp. , 4.600% , 10/15/38 ...... 77,898
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Media — (continued)
$ 90,000
Discovery Communications, LLC , 4.000% ,
9/15/55 ....................... $ 63,448
80,000
Discovery Communications, LLC , 5.200% ,
9/20/47 ....................... 68,994
90,000
Interpublic Group of Cos., Inc. (The) ,
3.375% , 3/1/41 .................. 67,800
80,000
Paramount Global , 4.950% , 5/19/50 ..... 67,501
42,000
Paramount Global , 6.875% , 4/30/36 ..... 44,352
70,000
Time Warner Cable, LLC , 5.875% ,
11/15/40 ....................... 64,401
130,000
Time Warner Cable, LLC , 6.550% , 5/1/37 130,599
100,000
Walt Disney Co. (The) , 2.750% , 9/1/49 .. 71,892
130,000
Walt Disney Co. (The) , 3.500% , 5/13/40 . 111,352
70,000
Walt Disney Co. (The) , 6.200% , 12/15/34 80,073
1,716,926
Metals & Mining — 1 .3%
80,000
Newmont Corp. , 4.875% , 3/15/42 ...... 76,717
100,000
Nucor Corp. , 2.979% , 12/15/55 ........ 67,201
100,000
Southern Copper Corp. , 7.500% , 7/27/35 . 118,301
75,000
Teck Resources, Ltd. , 6.000% , 8/15/40 ... 75,328
337,547
Multiline Retail — 0 .3%
100,000
Walmart, Inc. , 2.500% , 9/22/41 ........ 78,137
Oil, Gas & Consumable Fuels — 5 .1%
80,000
Atmos Energy Corp. , 4.125% , 10/15/44 .. 71,174
125,000
BP Capital Markets America, Inc. , 3.060% ,
6/17/41 ....................... 97,898
75,000
ConocoPhillips Co. , 4.025% , 3/15/62 (a) .. 64,428
140,000
Devon Energy Corp. , 5.600% , 7/15/41 ... 139,669
45,000
Diamondback Energy, Inc. , 4.250% ,
3/15/52 ....................... 37,561
70,000
Equinor ASA , 5.100% , 8/17/40 ........ 72,891
70,000
Exxon Mobil Corp. , 4.114% , 3/1/46 .... 64,216
140,000
Exxon Mobil Corp. , 4.227% , 3/19/40 .... 132,896
70,000
Halliburton Co. , 5.000% , 11/15/45 ..... 64,594
60,000
Halliburton Co. , 7.450% , 9/15/39 ...... 70,159
70,000
Hess Corp. , 5.600% , 2/15/41 .......... 68,441
60,000
Marathon Petroleum Corp. , 6.500% , 3/1/41 65,815
70,000
NiSource, Inc. , 4.800% , 2/15/44 ....... 62,960
90,000
Phillips 66 , 3.300% , 3/15/52 .......... 67,457
140,000
Shell International Finance BV , 4.550% ,
8/12/43 ....................... 133,465
180,000
Southern Co. Gas Capital Corp. , Series
21A , 3.150% , 9/30/51 ............. 128,420
1,342,044
Road & Rail — 3 .5%
110,000
Burlington Northern Santa Fe, LLC ,
4.900% , 4/1/44 .................. 111,055
70,000
Burlington Northern Santa Fe, LLC ,
4.950% , 9/15/41 ................. 70,652
70,000
CSX Corp. , 6.000% , 10/1/36 .......... 77,718
90,000
FedEx Corp. , 4.100% , 2/1/45 ......... 75,773

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Road & Rail — (continued)
$ 90,000
FedEx Corp. , 4.550% , 4/1/46 ......... $ 81,257
100,000
Kansas City Southern/Old , 3.500% , 5/1/50 78,494
50,000
Norfolk Southern Corp. , 3.400% , 11/1/49 39,559
50,000
Norfolk Southern Corp. , 3.700% , 3/15/53 41,339
70,000
Norfolk Southern Corp. , 3.950% , 10/1/42 61,284
170,000
Union Pacific Corp. , 2.950% , 3/10/52 ... 126,109
30,000
Union Pacific Corp. , 3.375% , 2/14/42 ... 25,099
80,000
Union Pacific Corp. , 3.600% , 9/15/37 ... 71,687
70,000
United Parcel Service, Inc. , 5.300% , 4/1/50 77,404
937,430
Semiconductors & Semiconductor Equipment
— 1 .8%
140,000
Broadcom, Inc. , 3.469% , 4/15/34 (a) ..... 114,324
80,000
Broadcom, Inc. , 3.500% , 2/15/41 (a) ..... 60,688
90,000
Lam Research Corp. , 2.875% , 6/15/50 ... 66,482
70,000
QUALCOMM, Inc. , 4.300% , 5/20/47 ... 67,542
200,000
TSMC Arizona Corp. , 3.250% , 10/25/51 . 161,679
470,715
Software — 3 .7%
110,000
Apple, Inc. , 2.800% , 2/8/61 ........... 79,021
110,000
Apple, Inc. , 3.850% , 5/4/43 ........... 101,917
80,000
Apple, Inc. , 3.850% , 8/4/46 ........... 73,635
270,000
Dell International, LLC/EMC Corp. ,
3.450% , 12/15/51 (a) .............. 182,951
60,000
Hewlett Packard Enterprise Co. , 6.350% ,
10/15/45 ....................... 60,652
90,000
Microsoft Corp. , 2.525% , 6/1/50 ....... 66,222
180,000
Microsoft Corp. , 2.675% , 6/1/60 ....... 130,176
90,000
Oracle Corp. , 3.650% , 3/25/41 ........ 67,383
90,000
Oracle Corp. , 3.850% , 4/1/60 ......... 62,282
110,000
Oracle Corp. , 4.000% , 7/15/46 ........ 82,142
90,000
Salesforce, Inc. , 2.700% , 7/15/41 ....... 69,956
976,337
Specialty Retail — 2 .0%
80,000
ERAC USA Finance, LLC , 5.625% ,
3/15/42 (a) ..................... 80,640
200,000
Home Depot, Inc. (The) , 2.750% , 9/15/51 146,415
100,000
Home Depot, Inc. (The) , 3.125% , 12/15/49 78,587
80,000
Lowe's Cos., Inc. , 5.000% , 4/15/40 ..... 77,995
80,000
McDonald's Corp. , MTN , 4.875% , 12/9/45 79,008
90,000
Starbucks Corp. , 3.500% , 11/15/50 ..... 70,896
533,541
Telecommunication Services — 5 .1%
120,000
AT&T, Inc. , 3.500% , 6/1/41 .......... 96,416
100,000
AT&T, Inc. , 3.550% , 9/15/55 .......... 75,422
240,000
AT&T, Inc. , 3.650% , 9/15/59 .......... 181,066
230,000
AT&T, Inc. , 3.850% , 6/1/60 .......... 179,056
210,000
AT&T, Inc. , 4.500% , 5/15/35 .......... 199,757
150,000
Deutsche Telekom AG , 3.625% , 1/21/50 (a) 118,632
150,000
Telefonica Emisiones SA , 5.213% , 3/8/47 133,657
100,000
Verizon Communications, Inc. , 2.650% ,
11/20/40 ....................... 73,938
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Telecommunication Services — (continued)
$ 140,000
Verizon Communications, Inc. , 3.400% ,
3/22/41 ....................... $ 114,166
90,000
Verizon Communications, Inc. , 3.550% ,
3/22/51 ....................... 72,629
120,000
Verizon Communications, Inc. , 4.400% ,
11/1/34 ....................... 115,678
1,360,417
Tobacco — 1 .8%
80,000
Altria Group, Inc. , 3.875% , 9/16/46 ..... 54,119
160,000
BAT Capital Corp. , 4.390% , 8/15/37 .... 127,387
80,000
BAT Capital Corp. , 4.540% , 8/15/47 .... 58,975
70,000
Cargill, Inc. , 4.375% , 4/22/52 (a) ....... 67,737
70,000
Cargill, Inc. , 4.760% , 11/23/45 (a) ...... 68,807
110,000
Philip Morris International, Inc. , 4.375% ,
11/15/41 ....................... 91,801
468,826
Total Corporate Bonds
(Cost $ 30,836,887 ) ............... 24,912,702
U.S. TREASURY BONDS — 4 .3%
391,100
2.000% , 11/15/41 ................ 312,391
1,050,000
2.000% , 8/15/51 ................. 818,590
Total U.S. Treasury Bonds
(Cost $ 1,173,462 ) ................ 1,130,981
Shares
MONEY MARKET FUND — 0 .6%
160,880
Federated Treasury Obligations Fund ,
Institutional Shares , 1.37% (e) .......
160,880
Total Money Market Fund
(Cost $ 160,880 ) ................. 160,880
Total Investments — 98 .9%
(Cost $ 32,171,229 ) ............................ 26,204,563
Net Other Assets (Liabilities) — 1 .1% ............... 289,277
NET ASSETS — 100.0% .......................
$ 26,493,840
(a) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2022. The maturity date reflected is the final maturity date.
(c) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d) Security is perpetual in nature and has no stated maturity date.
(e) Represents the current yield as of report date.

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
MTN Medium Term Note

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Long Duration Corporate Bond Fund
June 30, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Long Duration Corporate Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2022 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Long Duration Corporate Bond Fund — (continued)
June 30, 2022 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Long Duration Corporate Bond Fund ...... $ 160,880 (a) $ 26,043,683 (b) $ — $ 26,204,563
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Long Duration Corporate Bond Fund — (continued)
June 30, 2022 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.